Schedule of Key Valuation Inputs (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	[1],[2],[4]
CD1 Note One [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2022	[3]
Maturity date	Mar. 31, 2025	[3]
Share price	$ 0.125	[3]
RCD Note One [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2022	[3]
Maturity date	Mar. 31, 2025	[3]
Share price	$ 0.125	[3]
CD2 Note One [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2022	[3]
Maturity date	Mar. 31, 2025	[3]
Share price	$ 0.125	[3]
RCD Note Two [Member]
Short-Term Debt [Line Items]
Maturity date	Mar. 31, 2025	[3]
Share price	$ 0.169	[3]
CD1 Note Five [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2023	[3]
Maturity date	Mar. 31, 2026	[3]
Share price	$ 0.098	[3]
CD2 Note Five [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2023	[3]
Maturity date	Mar. 31, 2026	[3]
Share price	$ 0.098	[3]
Measurement Input Contractual Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	7.50	[3]
Measurement Input Contractual Interest Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	9.00
Measurement Input Contractual Interest Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	10.50	[3]
Measurement Input Contractual Interest Rate [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	9.00
Measurement Input Contractual Interest Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	7.50	[3]
Measurement Input Contractual Interest Rate [Member] | CD2 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	10.50	[3]
Measurement Input, Option Volatility [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	120	[3]
Measurement Input, Option Volatility [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	120
Measurement Input, Option Volatility [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	120	[3]
Measurement Input, Option Volatility [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	120
Measurement Input, Option Volatility [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	115	[3]
Measurement Input, Option Volatility [Member] | CD2 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	115	[3]
Measurement Input, Credit Spread [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	7.08	[3]
Measurement Input, Credit Spread [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	7.08
Measurement Input, Credit Spread [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	7.08	[3]
Measurement Input, Credit Spread [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	8.28
Measurement Input, Credit Spread [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	8.41	[3]
Measurement Input, Credit Spread [Member] | CD2 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	8.41	[3]
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.32	[3]
Measurement Input, Risk Free Interest Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.32
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.32	[3]
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.83
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.18	[3]
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.18	[3]
Measurement Input Risk Adjusted Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	17.85	[3]
Measurement Input Risk Adjusted Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	17.85
Measurement Input Risk Adjusted Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	19.76	[3]
Measurement Input Risk Adjusted Rate [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	19.37
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	18.89	[3]
Measurement Input Risk Adjusted Rate [Member] | CD2 Note Five [Member]
Short-Term Debt [Line Items]
Convertible Debenture	20.79	[3]

[1]	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
[2]	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[3]	The conversion price of the CD1 is $0.227 and CD2 is $0.219 as of December 31, 2023. The conversion price of the CD1 is $0.219 and CD2 is $0.212 as of December 31, 2022.
[4]	The valuation of the RCD is driven by the aggregation of (i) the present value of future potential cash flow to the royalty holder, in the event that the RCD is converted to a royalty, utilizing an estimate of future metal sales and Monte Carlo simulations of future metal prices, and (ii) the computation of the present value assuming no conversion to the 1.85% gross revenue royalty. The valuation of (i) is compared to the valuation of (ii) for each simulation, with the higher value used in the aggregation to arrive at the fair value of the RCD. This results in an implied probability of the RCD being converted to the royalty, in the event that the Stream is advanced.